SEGMENTS (Details 3) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Product Information [Line Items]
Net revenues	$ 4,810	$ 4,982
Branded CNS [Member]
Product Information [Line Items]
Net revenues	1,323	1,220
Branded Respiratory Products [Member]
Product Information [Line Items]
Net revenues	366	265
Branded Womens Health Products [Member]
Product Information [Line Items]
Net revenues	110	129
Branded Oncology Products [Member]
Product Information [Line Items]
Net revenues	268	264
Other Branded Products [Member]
Product Information [Line Items]
Net revenues	85	78
Branded C N S Copaxone [Member]
Product Information [Line Items]
Net revenues	1,006	924
Branded C N S Azilect [Member]
Product Information [Line Items]
Net revenues	113	107
Branded C N S Nuvigil [Member]
Product Information [Line Items]
Net revenues	103	85
Branded Respiratory Proair [Member]
Product Information [Line Items]
Net revenues	173	124
Branded Respiratory Qvar [Member]
Product Information [Line Items]
Net revenues	134	98
Branded Oncology Treanda and Bendeka [Member]
Product Information [Line Items]
Net revenues	155	157
Branded [Member]
Product Information [Line Items]
Net revenues	$ 2,152	$ 1,956